Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Right-of-Use Asset Operating/Finance Lease by Category	Right-of-use assets consist of the following leases:

Year ended December 31 (€, in millions)	2022	2023
Properties	148.9	270.3
Cars	5.1	5.4
Warehouses	38.0	30.3
Other	0.7	0.6
Right-of-use assets	192.7	306.6

Year ended December 31 (€, in millions)	2022	2023
Current	47.6	46.7
Non-current	151.5	181.2
Lease liabilities	199.1	227.9

Schedule of lease cost	The Consolidated Statements of Operations include the following lease expenses:

Year ended December 31 (€, in millions)	2021	2022	2023
Properties	52.2	52.3	40.4
Cars	4.8	2.7	5.9
Warehouses	3.0	4.0	5.9
Other	2.4	1.4	0.8
Lease expenses	62.4	60.4	53.0
The total cash flows relating to the leases are as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
Total cash flows	68.9	57.9	148.2
The total cash flow increased in 2023 compared to 2022 due to a prepayment of a new land lease €85 million.
The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
Weighted average remaining lease term (months)	62	67	365
Weighted average discount rate (%)	1.9%	2.2%	2.5%